INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Joint ventures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As at January 1	¥ 3,374,553		¥ 3,385,582
Share of profits for the year	164,100	$ 25,751	180,502	¥ 270,115
Share of changes in reserves	24,371		3,046
Cash dividends declared	(378,998)		(480,397)
As at December 31	3,350,959	$ 525,839	3,374,553	3,385,582
Joint venture
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As at January 1	3,374,553		3,385,582
Capital injections			4,333
Share of profits for the year	164,100		180,502
Share of changes in reserves	60		1,491
Cash dividends declared	(187,754)		(197,355)
As at December 31	3,350,959		3,374,553	¥ 3,385,582
Guangxi Huayin Aluminum Co., Ltd.
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As at January 1	1,477,162
As at December 31	1,443,749		¥ 1,477,162
Registered and paid-in capital	¥ 2,441,987
Ownership interest in joint venture (as a percent)	33.00%	33.00%	33.00%
Voting power in joint venture (as a percent)	33.00%	33.00%
Profit sharing in joint venture (as a percent)	33.00%	33.00%